Taxation - Movement of Deferred Tax Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 316,360	¥ 268,534	¥ 119,106
Additions, net of foreign exchange impacts	27,805	47,826	149,428
Balance at end of the year	¥ 344,165	¥ 316,360	¥ 268,534